SCHEDULE OF INCOME TAX EXPENSES (BENEFIT) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carry forward			$ (4,223,000)	$ (1,011,212)	$ (796,713)
Effective Tax rate			21.00%	21.00%	21.00%
Income tax expenses(benefit)				$ (212,355)	$ (167,310)
Less: Valuation Allowance			$ 166,098	212,355	167,310
Income tax expenses(benefit)